RELATED PARTY TRANSACTIONS - Leases and Lease Guarantees (Details) - IBM $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) lease	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) lease
Related Party Transaction [Line Items]
Number of leases agreements with third parties	64	66	71
Lease liability guaranteed by IBM	$ 142	$ 160	$ 181